Financial Income and Expenses - Summary of Financial Income and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Income And Expenses [Abstract]
Revenue	€ 26,566	€ 85,579	€ 7,758
Interest income	137	274	1,442
Net foreign exchange gain	7,470	8,876	4,983
Finance income from renegotiation of debt	0	35,578	0
Other finance income	605	52	119
Finance income	8,212	44,780	6,544
Interest expense	(4,341)	(4,846)	(11,643)
Interest Expenses For Leases	(69)	(109)	(134)
Net foreign exchange loss	(340)	(2,163)	(13,508)
Other finance cost	(8)	(5)	(11)
Finance costs	(4,758)	(7,122)	(25,296)
Financial profit (loss)	€ 3,453	€ 37,658	€ (18,752)